Condensed Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Profit or loss [abstract]
REVENUES	$ 366	$ 219
COST OF REVENUES	(53)	(38)
GROSS PROFIT	313	181
RESEARCH AND DEVELOPMENT EXPENSES, net	4,751	3,308
GENERAL AND ADMINISTRATIVE EXPENSES	1,168	1,256
OPERATING LOSS	5,606	4,383
FINANCIAL INCOME	(292)	(276)
FINANCIAL EXPENSES	39	75
FINANCIAL INCOME, net	(253)	(201)
COMPREHENSIVE LOSS	$ 5,353	$ 4,182
LOSS PER ORDINARY SHARE
Basic and diluted	$ 0.15	$ 0.12
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING-
Basic and diluted	36,103,500	35,881,128